STATEMENT OF INVESTMENTS
BNY Mellon National Intermediate Municipal Bond Fund

May 31, 2023 (Unaudited)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 100.3%
Alabama - 2.0%
Black Belt Energy Gas District, Revenue Bonds (Gas Project)	4.00	12/1/2026	4,250,000	[a]	4,204,112
Black Belt Energy Gas District, Revenue Bonds (Gas Project) Ser. F	5.50	12/1/2028	8,000,000	[a]	8,483,094
Black Belt Energy Gas District, Revenue Bonds (Project No. 6) Ser. B	4.00	12/1/2026	15,000,000	[a]	14,838,042
Southeast Energy Authority, A Cooperative District, Revenue Bonds (Project No. 4) Ser. B1	5.00	8/1/2028	5,000,000	[a]	5,179,258
Southeast Energy Authority, A Cooperative District, Revenue Bonds (Project No. 5) Ser. A	5.25	7/1/2029	4,000,000	[a]	4,199,816
				36,904,322
Alaska - .2%
Alaska Housing Finance Corp., Revenue Bonds, Ser. A	3.00	6/1/2051	4,715,000		4,495,653
Arizona - 2.8%
Arizona Industrial Development Authority, Revenue Bonds (Equitable School Revolving Fund Obligated Group) Ser. A	4.00	11/1/2049	2,000,000		1,748,358
Arizona Industrial Development Authority, Revenue Bonds (Equitable School Revolving Fund Obligated Group) Ser. A	5.00	11/1/2035	850,000		904,660
Arizona Industrial Development Authority, Revenue Bonds (Equitable School Revolving Fund Obligated Group) Ser. A	5.00	11/1/2034	1,000,000		1,068,693
Arizona Industrial Development Authority, Revenue Bonds (Equitable School Revolving Fund Obligated Group) Ser. A	5.00	11/1/2033	900,000		966,567
Arizona Industrial Development Authority, Revenue Bonds (Great Lakes Senior Living Communities) Ser. A	5.00	1/1/2025	650,000		598,366
Arizona Industrial Development Authority, Revenue Bonds (Great Lakes Senior Living Communities) Ser. A	5.00	1/1/2027	525,000		453,236

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 100.3% (continued)
Arizona - 2.8% (continued)
Arizona Industrial Development Authority, Revenue Bonds (Great Lakes Senior Living Communities) Ser. A	5.00	1/1/2029	675,000		549,576
Arizona Industrial Development Authority, Revenue Bonds (Great Lakes Senior Living Communities) Ser. A	5.00	1/1/2028	1,000,000		839,550
Arizona Industrial Development Authority, Revenue Bonds (Great Lakes Senior Living Communities) Ser. A	5.00	1/1/2026	600,000		539,434
Arizona Industrial Development Authority, Revenue Bonds (Greathearts Arizona Project) Ser. A	3.00	7/1/2035	795,000		697,218
Arizona Industrial Development Authority, Revenue Bonds (Greathearts Arizona Project) Ser. A	3.00	7/1/2036	820,000		703,597
Arizona Industrial Development Authority, Revenue Bonds (Greathearts Arizona Project) Ser. A	3.00	7/1/2034	770,000		688,129
Maricopa County Industrial Development Authority, Revenue Bonds, Refunding (Banner Health Obligated Group)	5.00	1/1/2035	3,050,000		3,200,128
Maricopa County Industrial Development Authority, Revenue Bonds, Refunding (Banner Health Obligated Group)	5.00	1/1/2034	10,000,000		10,517,279
Maricopa County Industrial Development Authority, Revenue Bonds, Refunding (Banner Health Obligated Group) Ser. B	5.00	1/1/2034	15,935,000		17,744,163
Maricopa County Special Health Care District, GO, Ser. C	5.00	7/1/2035	6,000,000		6,491,717
Maricopa County Special Health Care District, GO, Ser. C	5.00	7/1/2029	5,000,000		5,467,585
				53,178,256
California - 6.1%
Alameda Corridor Transportation Authority, Revenue Bonds, Refunding, Ser. B	5.00	10/1/2036	1,500,000		1,534,847
Bay Area Toll Authority, Revenue Bonds, Refunding, Ser. A	2.63	4/1/2026	10,000,000	[a]	9,695,631
California, GO	5.25	10/1/2039	5,000,000		5,281,145
California, GO, Refunding	3.00	9/1/2030	8,785,000		8,735,146

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 100.3% (continued)
California - 6.1% (continued)
California Community Choice Financing Authority, Revenue Bonds (Green Bond) (Clean Energy Project)	5.25	10/1/2031	3,000,000	[a]	3,137,898
California Community Choice Financing Authority, Revenue Bonds (Green Bond) Ser. B1	4.00	8/1/2031	1,475,000	[a]	1,463,169
California County Tobacco Securitization Agency, Revenue Bonds, Refunding, Ser. A	5.00	6/1/2033	250,000		274,070
California County Tobacco Securitization Agency, Revenue Bonds, Refunding, Ser. A	5.00	6/1/2032	300,000		329,276
California Health Facilities Financing Authority, Revenue Bonds (City of Hope Obligated Group)	5.00	11/15/2049	5,375,000		5,475,478
California Health Facilities Financing Authority, Revenue Bonds (Lucile Salter Packard Children's Hospital at Stanford Obligated Group)	4.00	11/15/2047	1,120,000		1,081,236
California Health Facilities Financing Authority, Revenue Bonds, Refunding (Adventist Health System Obligated Group) Ser. A	4.00	3/1/2033	6,990,000		6,850,392
California Health Facilities Financing Authority, Revenue Bonds, Refunding (Children's Hospital of Orange County Obligated Group)	3.00	11/1/2036	1,250,000		1,105,866
California Health Facilities Financing Authority, Revenue Bonds, Refunding (Stanford Health Care Obligated Group)	3.00	8/15/2025	255,000	[a]	255,121
California Municipal Finance Authority, Revenue Bonds, (Concordia University Irvine)	4.00	1/1/2036	385,000		364,878
California Municipal Finance Authority, Revenue Bonds, (Concordia University Irvine)	4.00	1/1/2031	315,000		309,149
California Municipal Finance Authority, Revenue Bonds, (Concordia University Irvine)	4.00	1/1/2035	315,000		302,995
California Municipal Finance Authority, Revenue Bonds, (Concordia University Irvine)	4.00	1/1/2032	225,000		219,618

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 100.3% (continued)
California - 6.1% (continued)
California Municipal Finance Authority, Revenue Bonds, (Concordia University Irvine)	4.00	1/1/2033	235,000		228,608
California Municipal Finance Authority, Revenue Bonds, (Concordia University Irvine)	4.00	1/1/2034	250,000		242,616
California Public Finance Authority, Revenue Bonds, Refunding (O'Connor Woods Housing Corp.)	4.00	1/1/2031	500,000		532,664
California Public Finance Authority, Revenue Bonds, Refunding (O'Connor Woods Housing Corp.)	4.00	1/1/2028	470,000		487,503
California Public Finance Authority, Revenue Bonds, Refunding (O'Connor Woods Housing Corp.)	4.00	1/1/2029	425,000		445,321
Golden State Tobacco Securitization Corp., Revenue Bonds, Refunding, Ser. A	5.00	6/1/2023	9,080,000	[b]	9,080,000
Golden State Tobacco Securitization Corp., Revenue Bonds, Refunding, Ser. A1	4.21	6/1/2050	7,250,000		5,539,862
Los Angeles Department of Airports, Revenue Bonds (Green Bond)	5.00	5/15/2031	5,875,000		6,483,157
Los Angeles Department of Airports, Revenue Bonds, Refunding	5.00	5/15/2031	1,620,000		1,784,151
Los Angeles Department of Airports, Revenue Bonds, Refunding	5.00	5/15/2032	2,840,000		3,124,697
Los Angeles Department of Airports, Revenue Bonds, Refunding	5.00	5/15/2033	2,055,000		2,260,712
Los Angeles Department of Airports, Revenue Bonds, Refunding	5.00	5/15/2031	4,470,000		4,932,717
Los Angeles Department of Airports, Revenue Bonds, Refunding, Ser. A	5.00	5/15/2026	1,500,000		1,560,045
Los Angeles Department of Airports, Revenue Bonds, Refunding, Ser. A	5.00	5/15/2025	1,240,000		1,271,727
New Haven Unified School District, GO (Insured; Assured Guaranty Corp.)	0.00	8/1/2033	4,000,000	[c]	2,726,481
Riverside County Transportation Commission, Revenue Bonds, Refunding, Ser. A	5.25	6/1/2023	5,000,000	[b]	5,000,000
Sacramento County Water Financing Authority, Revenue Bonds (Insured; National Public Finance Guarantee Corp.) Ser. B, 3 Month LIBOR x0.67 +0.55%	3.88	6/1/2034	8,000,000	[d]	7,606,748
San Francisco City & County Airport Commission, Revenue Bonds, Refunding, Ser. D	5.00	5/1/2024	4,375,000		4,420,462

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments - 100.3% (continued)
California - 6.1% (continued)
San Francisco City & County Airport Commission, Revenue Bonds, Refunding, Ser. G	5.00	5/1/2027	5,045,000	5,266,552
Santa Maria Joint Union High School District, GO	3.00	8/1/2040	2,390,000	2,013,071
Southern California Tobacco Securitization Authority, Revenue Bonds, Refunding (San Diego County Tobacco Asset Securitization Corp.)	5.00	6/1/2037	2,000,000	2,136,890
Southern California Tobacco Securitization Authority, Revenue Bonds, Refunding (San Diego County Tobacco Asset Securitization Corp.)	5.00	6/1/2034	500,000	545,985
				114,105,884
Colorado - 1.2%
Colorado, COP, Ser. A	4.00	12/15/2036	3,000,000	3,035,715
Colorado Energy Public Authority, Revenue Bonds	6.13	11/15/2023	1,275,000	1,285,509
Colorado Housing & Finance Authority, Revenue Bonds (Insured; Government National Mortgage Association) Ser. F	4.25	11/1/2049	2,965,000	2,950,106
Colorado Housing & Finance Authority, Revenue Bonds, Ser. B	3.75	5/1/2050	3,230,000	3,173,826
Denver County Airport System, Revenue Bonds, Ser. A	5.00	11/15/2033	5,000,000	5,013,637
E-470 Public Highway Authority, Revenue Bonds, Refunding, Ser. A	5.00	9/1/2040	1,450,000	1,459,647
Regional Transportation District, Revenue Bonds, Refunding (Denver Transit Partners) Ser. A	5.00	1/15/2032	1,300,000	1,423,277
Regional Transportation District, Revenue Bonds, Refunding (Denver Transit Partners) Ser. A	5.00	7/15/2032	1,905,000	2,084,670
Regional Transportation District, Revenue Bonds, Refunding (Denver Transit Partners) Ser. A	5.00	1/15/2029	1,400,000	1,499,673
Regional Transportation District, Revenue Bonds, Refunding (Denver Transit Partners) Ser. A	5.00	1/15/2030	1,000,000	1,083,615
				23,009,675
Connecticut - 1.1%
Connecticut, GO, Ser. B	4.00	1/15/2037	4,425,000	4,554,685

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 100.3% (continued)
Connecticut - 1.1% (continued)
Connecticut Health & Educational Facilities Authority, Revenue Bonds, Refunding (Connecticut College) Ser. M	4.00	7/1/2038	1,045,000		1,007,158
Connecticut Health & Educational Facilities Authority, Revenue Bonds, Refunding (Fairfield University) Ser. R	3.25	7/1/2035	1,785,000		1,603,123
Connecticut Health & Educational Facilities Authority, Revenue Bonds, Refunding (The Stamford Hospital Obligated Group)	4.00	7/1/2035	4,000,000		3,929,502
Connecticut Health & Educational Facilities Authority, Revenue Bonds, Refunding (The Stamford Hospital Obligated Group)	5.00	7/1/2034	6,215,000		6,782,834
Connecticut Housing Finance Authority, Revenue Bonds, Refunding (Insured; GNMA, FNMA, FHLMC) Ser. D1	4.00	11/15/2047	795,000		787,318
Windsor, GO, Refunding	2.00	6/15/2030	1,420,000		1,253,755
Windsor, GO, Refunding	2.00	6/15/2029	1,420,000		1,277,160
				21,195,535
Delaware - .1%
University of Delaware, Revenue Bonds, Refunding, Ser. C	3.90	11/1/2037	1,100,000	[e]	1,100,000
District of Columbia - 2.2%
District of Columbia, Revenue Bonds, Refunding (Friendship Public Charter School)	5.00	6/1/2036	3,200,000		3,243,298
District of Columbia, Revenue Bonds, Refunding (KIPP DC Obligated Group) Ser. A	5.00	7/1/2042	5,955,000		5,993,618
District of Columbia, Revenue Bonds, Refunding (KIPP DC Obligated Group) Ser. A	5.00	7/1/2037	4,925,000		5,009,589
District of Columbia, Revenue Bonds, Refunding (KIPP DC Project) Ser. B	5.00	7/1/2037	1,010,000		1,027,347
Metropolitan Washington Airports Authority, Revenue Bonds, Refunding	5.00	10/1/2027	10,000,000		10,532,113
Metropolitan Washington Airports Authority, Revenue Bonds, Refunding, Ser. A	5.00	10/1/2026	7,000,000		7,287,717
Metropolitan Washington Airports Authority, Revenue Bonds, Refunding, Ser. A	5.00	10/1/2028	5,080,000		5,396,812

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments - 100.3% (continued)
District of Columbia - 2.2% (continued)
Metropolitan Washington Airports Authority, Revenue Bonds, Refunding, Ser. B	4.00	10/1/2036	1,250,000	1,250,447
Metropolitan Washington Airports Authority, Revenue Bonds, Refunding, Ser. B	4.00	10/1/2038	1,000,000	983,153
				40,724,094
Florida - 4.5%
Broward County Tourist Development, Revenue Bonds, Refunding	4.00	9/1/2036	5,000,000	5,052,493
Florida Department of Transportation Turnpike System, Revenue Bonds, Refunding, Ser. C	4.50	7/1/2040	8,710,000	8,716,564
Florida Development Finance Corp., Revenue Bonds (Mater Academy Project) Ser. A	5.00	6/15/2035	1,000,000	1,013,760
Florida Municipal Power Agency, Revenue Bonds, Refunding (St. Lucie Project) Ser. B	5.00	10/1/2030	1,100,000	1,213,266
Florida Municipal Power Agency, Revenue Bonds, Refunding (St. Lucie Project) Ser. B	5.00	10/1/2029	1,300,000	1,432,812
Florida Municipal Power Agency, Revenue Bonds, Refunding (St. Lucie Project) Ser. B	5.00	10/1/2027	1,650,000	1,781,698
Florida Municipal Power Agency, Revenue Bonds, Ser. A	3.00	10/1/2033	3,610,000	3,336,632
Manatee County Public Utilities, Revenue Bonds	5.00	10/1/2041	3,000,000	3,358,567
Miami-Dade County, Revenue Bonds, Refunding, Ser. A	5.00	10/1/2034	10,000,000	10,102,921
Miami-Dade County Educational Facilities Authority, Revenue Bonds, Refunding (University of Miami) (Insured; American Municipal Bond Assurance Corp.) Ser. B	5.25	4/1/2028	8,360,000	9,032,055
Miami-Dade County Water & Sewer System, Revenue Bonds, Refunding, Ser. A	5.00	10/1/2034	5,000,000	5,117,432
Miami-Dade County Water & Sewer System, Revenue Bonds, Refunding, Ser. B	4.00	10/1/2036	5,000,000	5,047,134
Orange County Health Facilities Authority, Revenue Bonds, Refunding (Orlando Health Obligated Group)	5.00	10/1/2025	3,000,000	3,102,246
Palm Beach County, Revenue Bonds	5.00	5/1/2042	3,345,000	3,726,159

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 100.3% (continued)
Florida - 4.5% (continued)
Palm Beach County, Revenue Bonds	5.00	5/1/2043	2,920,000		3,252,521
Palm Beach County School District, COP, Ser. B	5.25	8/1/2036	5,400,000		6,174,964
Sarasota, Revenue Bonds	5.00	9/1/2041	2,095,000		2,333,245
Sarasota, Revenue Bonds	5.00	9/1/2042	1,100,000		1,222,022
Sarasota, Revenue Bonds	5.00	9/1/2043	2,260,000		2,500,366
Sarasota, Revenue Bonds	5.00	9/1/2040	1,000,000		1,116,827
Tampa Sports Authority, Revenue Bonds, Refunding	5.00	1/1/2024	90,000		90,533
The Miami-Dade County School Board, COP, Refunding, Ser. A	5.00	5/1/2032	5,475,000		5,602,506
				84,326,723
Georgia - 1.8%
Main Street Natural Gas, Revenue Bonds, Ser. A	5.00	5/15/2027	2,500,000		2,538,690
Main Street Natural Gas, Revenue Bonds, Ser. A	5.00	5/15/2026	3,000,000		3,033,605
Main Street Natural Gas, Revenue Bonds, Ser. A	5.00	5/15/2028	2,510,000		2,569,969
Main Street Natural Gas, Revenue Bonds, Ser. A	6.38	7/15/2038	1,335,000		0
Main Street Natural Gas, Revenue Bonds, Ser. A	4.00	9/1/2027	10,000,000	[a]	9,958,551
Main Street Natural Gas, Revenue Bonds, Ser. B	5.00	6/1/2029	5,200,000	[a]	5,428,043
Main Street Natural Gas, Revenue Bonds, Ser. B	5.00	3/1/2030	5,000,000	[a]	5,275,012
The Burke County Development Authority, Revenue Bonds, Refunding (Georgia Power Co.)	2.88	8/19/2025	5,650,000	[a]	5,468,698
				34,272,568
Hawaii - .2%
Hawaii Airports System, Revenue Bonds, Ser. A	5.00	7/1/2038	2,200,000		2,348,924
Hawaii Airports System, Revenue Bonds, Ser. A	5.00	7/1/2030	1,420,000		1,537,555
				3,886,479
Idaho - .3%
Idaho Health Facilities Authority, Revenue Bonds, Refunding (St. Luke's Health System Obligated Group)	4.00	3/1/2034	400,000		403,560
Idaho Health Facilities Authority, Revenue Bonds, Refunding (St. Luke's Health System Obligated Group)	4.00	3/1/2035	275,000		274,605

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments - 100.3% (continued)
Idaho - .3% (continued)
Idaho Health Facilities Authority, Revenue Bonds, Refunding (St. Luke's Health System Obligated Group)	4.00	3/1/2033	575,000	582,532
Idaho Health Facilities Authority, Revenue Bonds, Refunding (St. Luke's Health System Obligated Group)	5.00	3/1/2030	500,000	553,655
Idaho Health Facilities Authority, Revenue Bonds, Refunding (St. Luke's Health System Obligated Group)	5.00	3/1/2031	400,000	448,211
Idaho Health Facilities Authority, Revenue Bonds, Refunding (St. Luke's Health System Obligated Group)	5.00	3/1/2032	400,000	452,611
Idaho Housing & Finance Association, Revenue Bonds, Ser. A	5.00	8/15/2038	1,030,000	1,167,298
Idaho Housing & Finance Association, Revenue Bonds, Ser. A	5.00	8/15/2037	1,140,000	1,302,716
				5,185,188
Illinois - 10.4%
Chicago II, GO, Refunding, Ser. 2005D	5.50	1/1/2037	10,010,000	10,189,738
Chicago II, GO, Refunding, Ser. 2007F	5.50	1/1/2035	3,750,000	3,825,961
Chicago II, GO, Refunding, Ser. A	5.00	1/1/2034	10,000,000	10,769,994
Chicago II, GO, Refunding, Ser. A	5.00	1/1/2026	3,000,000	3,097,297
Chicago II, GO, Refunding, Ser. A	5.00	1/1/2029	8,000,000	8,511,514
Chicago II, GO, Ser. A	5.00	1/1/2026	3,000,000	3,049,895
Chicago II, GO, Ser. A	5.00	1/1/2024	4,500,000	4,527,664
Chicago Il, GO, Refunding, Ser. A	5.75	1/1/2034	3,585,000	3,813,931
Chicago IL Wastewater Transmission, Revenue Bonds, Refunding	5.00	1/1/2025	1,735,000	1,773,606
Chicago IL Wastewater Transmission, Revenue Bonds, Refunding	5.00	1/1/2024	1,905,000	1,920,656
Chicago IL Wastewater Transmission, Revenue Bonds, Refunding	5.00	1/1/2025	375,000	384,857
Chicago IL Wastewater Transmission, Revenue Bonds, Refunding	5.00	1/1/2024	1,095,000	1,104,755

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments - 100.3% (continued)
Illinois - 10.4% (continued)
Chicago O'Hare International Airport, Revenue Bonds, Refunding, Ser. B	5.00	1/1/2037	3,000,000	3,216,318
Chicago O'Hare International Airport, Revenue Bonds, Refunding, Ser. B	5.00	1/1/2033	1,000,000	1,023,309
Chicago O'Hare International Airport, Revenue Bonds, Refunding, Ser. C	5.00	1/1/2038	5,000,000	5,134,956
Chicago O'Hare International Airport, Revenue Bonds, Refunding, Ser. D	5.00	1/1/2037	2,350,000	2,597,676
Chicago O'Hare International Airport, Revenue Bonds, Refunding, Ser. D	5.00	1/1/2035	2,000,000	2,270,810
Chicago O'Hare International Airport, Revenue Bonds, Refunding, Ser. D	5.00	1/1/2036	2,000,000	2,236,386
Chicago Park District, GO, Refunding, Ser. C	4.00	1/1/2032	1,000,000	1,011,150
Chicago Park District, GO, Refunding, Ser. C	4.00	1/1/2036	5,240,000	5,163,478
Chicago Park District, GO, Refunding, Ser. C	4.00	1/1/2034	10,210,000	10,267,938
Chicago Park District, GO, Refunding, Ser. D	4.00	1/1/2032	960,000	970,704
Chicago Park District, GO, Refunding, Ser. E	4.00	1/1/2034	1,760,000	1,760,868
Chicago Park District, GO, Refunding, Ser. F2	5.00	1/1/2026	975,000	1,005,279
Chicago Park District, GO, Refunding, Ser. F2	5.00	1/1/2028	1,550,000	1,650,008
Chicago Park District, GO, Refunding, Ser. F2	5.00	1/1/2030	1,700,000	1,851,736
Cook County Community Consolidated School District No. 34, GO, Ser. A	3.00	12/1/2036	6,265,000	5,604,846
Cook County Community Unit Elmwood Park School District No. 401, GO (Insured; Assured Guaranty Municipal Corp.) Ser. A	4.00	12/1/2029	1,480,000	1,562,408
Cook County Community Unit Elmwood Park School District No. 401, GO (Insured; Assured Guaranty Municipal Corp.) Ser. A	4.00	12/1/2031	1,000,000	1,055,968
Cook County Community Unit Elmwood Park School District No. 401, GO (Insured; Assured Guaranty Municipal Corp.) Ser. A	4.00	12/1/2030	1,220,000	1,295,128

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 100.3% (continued)
Illinois - 10.4% (continued)
Cook County II, GO, Refunding, Ser. A	5.00	11/15/2029	3,750,000		4,158,356
Cook County ll, Revenue Bonds, Refunding	5.00	11/15/2033	6,050,000		6,447,964
DuPage & Cook Counties Township High School District No. 86 , GO	4.00	1/15/2035	5,205,000		5,357,769
DuPage County School District No. 60 Maercker, GO, Ser. A	4.00	12/30/2032	1,500,000		1,524,461
Illinois, GO	5.50	1/1/2030	1,855,000		2,091,419
Illinois, GO, Refunding	5.00	2/1/2026	5,000,000		5,183,541
Illinois, GO, Refunding	5.00	8/1/2023	10,030,000		10,047,175
Illinois, GO, Refunding, Ser. A	5.00	10/1/2025	4,000,000		4,124,231
Illinois, GO, Refunding, Ser. A	5.00	10/1/2023	1,200,000		1,204,403
Illinois, GO, Refunding, Ser. A	5.00	10/1/2024	2,000,000		2,032,683
Illinois, GO, Ser. A	5.00	3/1/2030	5,750,000		6,325,348
Illinois, GO, Ser. A	5.00	3/1/2031	480,000		532,812
Illinois, GO, Ser. A	5.00	3/1/2032	2,045,000		2,260,348
Illinois, GO, Ser. D	5.00	11/1/2028	10,120,000		10,783,587
Illinois, Revenue Bonds (Insured; National Public Finance Guarantee Corp.)	6.00	6/15/2025	3,225,000		3,379,051
Illinois, Revenue Bonds (Insured; National Public Finance Guarantee Corp.)	6.00	6/15/2026	4,290,000		4,595,032
Illinois, Revenue Bonds (Insured; National Public Finance Guarantee Corp.)	6.00	6/15/2024	5,030,000		5,153,260
Illinois Finance Authority, Revenue Bonds, Refunding (OSF Healthcare System Obligated Group) Ser. B2	5.00	11/15/2026	3,000,000	[a]	3,104,762
Illinois Toll Highway Authority, Revenue Bonds, Ser. A	5.00	1/1/2041	2,010,000		2,214,750
Kane Cook & DuPage Counties Community College District No. 509, GO, Refunding	3.00	12/15/2032	5,000,000		4,951,084
Kendall County Forest Preserve District, GO, Refunding (Insured; Build America Mutual)	4.00	1/1/2027	2,270,000		2,296,735
Sales Tax Securitization Corp., Revenue Bonds, Refunding (Insured; Build America Mutual) Ser. A	5.00	1/1/2037	3,530,000		3,801,489
Schaumburg ll, GO, Ser. A	4.00	12/1/2028	1,220,000		1,287,263
				195,506,357

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 100.3% (continued)
Indiana - 1.4%
Indiana Finance Authority, Revenue Bonds (Goshen Health Obligated Group) Ser. A	5.00	11/1/2028	775,000		821,135
Indiana Finance Authority, Revenue Bonds (Goshen Health Obligated Group) Ser. A	5.00	11/1/2027	740,000		776,345
Indiana Finance Authority, Revenue Bonds (Goshen Health Obligated Group) Ser. B	2.10	11/1/2026	2,700,000	[a]	2,583,801
Indiana Finance Authority, Revenue Bonds, Refunding (Duke Energy Indiana Project) (LOC; Sumitomo Mitsui Banking) Ser. A4	3.95	12/1/2039	5,100,000	[e]	5,100,000
Indiana Municipal Power Agency, Revenue Bonds, Refunding (LOC; U.S. Bank NA) Ser. B	3.92	1/1/2042	2,700,000	[e]	2,700,000
Whiting, Revenue Bonds, Refunding (BP Products North America)	5.00	6/5/2026	14,430,000	[a]	14,847,510
				26,828,791
Iowa - .3%
PEFA, Revenue Bonds (Gas Project)	5.00	9/1/2026	5,150,000	[a]	5,259,453
Kentucky - 2.9%
Kentucky Bond Development Corp., Revenue Bonds (Insured; Build America Mutual)	5.00	9/1/2029	2,395,000		2,667,702
Kentucky Bond Development Corp., Revenue Bonds (Insured; Build America Mutual)	5.00	9/1/2028	2,275,000		2,494,875
Kentucky Property & Building Commission, Revenue Bonds (Project No. 112) (Insured; Assured Guaranty Municipal Corp.) Ser. A	5.00	2/1/2028	5,150,000		5,388,339
Kentucky Property & Building Commission, Revenue Bonds (Project No. 112) Ser. A	5.00	2/1/2031	3,000,000		3,128,688
Kentucky Public Energy Authority, Revenue Bonds, Ser. A1	4.00	6/1/2025	8,000,000	[a]	7,978,783
Kentucky Public Energy Authority, Revenue Bonds, Ser. B	4.00	1/1/2025	10,325,000	[a]	10,316,944
Kentucky Public Energy Authority, Revenue Bonds, Ser. C1	4.00	6/1/2025	16,500,000	[a]	16,456,240
Kentucky Turnpike Authority, Revenue Bonds, Refunding, Ser. A	5.00	7/1/2027	5,000,000		5,250,873
				53,682,444

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 100.3% (continued)
Louisiana - .2%
East Baton Rouge Sewerage Commission, Revenue Bonds, Refunding, Ser. A	1.30	2/1/2028	5,000,000	[a]	4,208,494
Maine - .3%
Maine Governmental Facilities Authority, Revenue Bonds, Ser. A	4.00	10/1/2035	5,255,000		5,360,264
Maryland - .8%
Howard County Housing Commission, Revenue Bonds, Refunding, Ser. A	1.20	6/1/2027	2,000,000		1,803,832
Maryland Community Development Administration, Revenue Bonds, Refunding, Ser. B	4.00	9/1/2049	2,270,000		2,245,741
Montgomery County, GO, Refunding, Ser. A	5.00	11/1/2024	10,000,000	[b]	10,246,052
				14,295,625
Massachusetts - 1.3%
Massachusetts, GO, Ser. C	5.00	10/1/2035	10,000,000		11,644,673
Massachusetts Development Finance Agency, Revenue Bonds, Refunding (Emerson College)	5.00	1/1/2035	2,000,000		2,023,121
Massachusetts Development Finance Agency, Revenue Bonds, Refunding (Emmanuel College) Ser. A	5.00	10/1/2033	5,000,000		5,079,469
Massachusetts Development Finance Agency, Revenue Bonds, Refunding (Suffolk University)	5.00	7/1/2031	620,000		653,886
Massachusetts Development Finance Agency, Revenue Bonds, Refunding (Suffolk University)	5.00	7/1/2032	770,000		810,581
Massachusetts Development Finance Agency, Revenue Bonds, Refunding (Suffolk University)	5.00	7/1/2033	800,000		840,638
Massachusetts Development Finance Agency, Revenue Bonds, Refunding (Suffolk University)	5.00	7/1/2030	700,000		739,302
Massachusetts Development Finance Agency, Revenue Bonds, Refunding (Suffolk University)	5.00	7/1/2035	1,000,000		1,030,169
Massachusetts Development Finance Agency, Revenue Bonds, Refunding (Suffolk University)	5.00	7/1/2036	1,010,000		1,035,697
Massachusetts Development Finance Agency, Revenue Bonds, Refunding (Suffolk University)	5.00	7/1/2034	1,000,000		1,034,213

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 100.3% (continued)
Massachusetts - 1.3% (continued)
The Massachusetts Clean Water Trust, Revenue Bonds, Refunding, Ser. A	5.75	8/1/2029	380,000		380,771
				25,272,520
Michigan - 1.6%
Central Michigan University, Revenue Bonds, Refunding (LOC; TD Bank NA) Ser. A	3.50	10/1/2032	1,700,000	[e]	1,700,000
Detroit Downtown Development Authority, Tax Allocation Bonds, Refunding (Catalyst Development Project) (Insured; Assured Guaranty Municipal Corp.) Ser. A	5.00	7/1/2032	1,000,000		1,011,010
Detroit Downtown Development Authority, Tax Allocation Bonds, Refunding (Catalyst Development Project) (Insured; Assured Guaranty Municipal Corp.) Ser. A	5.00	7/1/2031	1,000,000		1,011,645
Detroit Downtown Development Authority, Tax Allocation Bonds, Refunding (Catalyst Development Project) (Insured; Assured Guaranty Municipal Corp.) Ser. A	5.00	7/1/2029	1,350,000		1,367,579
Grand Traverse County Hospital Finance Authority, Revenue Bonds, Refunding (Munson Healthcare Obligated Group) (LOC; PNC Bank NA) Ser. C	4.00	7/1/2041	8,700,000	[e]	8,700,000
Grand Valley University, Revenue Bonds, Refunding (LOC; TD Bank NA) Ser. B	3.50	12/1/2031	1,800,000	[e]	1,800,000
Michigan Finance Authority, Revenue Bonds, Refunding (McLaren Health Care Corp. Obligated Group) Ser. D2	1.20	4/13/2028	5,000,000	[a]	4,337,118
Michigan Finance Authority, Revenue Bonds, Refunding (Trinity Health Credit Corp. Obligated Group)	4.00	12/1/2036	3,000,000		3,014,840
Michigan Finance Authority, Revenue Bonds, Refunding (Trinity Health Credit Corp. Obligated Group)	4.00	12/1/2035	2,500,000		2,522,888
Michigan Finance Authority, Revenue Bonds, Ser. A	5.00	10/1/2043	3,100,000		3,454,435

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments - 100.3% (continued)
Michigan - 1.6% (continued)
Western Michigan University, Revenue Bonds, Refunding (Insured; Assured Guaranty Municipal Corp.) Ser. C	5.00	11/15/2029	600,000	666,448
				29,585,963
Minnesota - .0%
Minnesota Housing Finance Agency, Revenue Bonds, Refunding (Insured; GNMA, FNMA, FHLMC) Ser. B	4.00	7/1/2047	510,000	506,204
Missouri - 1.7%
Cape Girardeau County Industrial Development Authority, Revenue Bonds, Refunding (St. Francis Healthcare System Obligated Group)	5.00	6/1/2030	2,000,000	2,185,801
Cape Girardeau County Industrial Development Authority, Revenue Bonds, Refunding (St. Francis Healthcare System Obligated Group)	5.00	6/1/2031	2,100,000	2,312,346
Cape Girardeau County Industrial Development Authority, Revenue Bonds, Refunding (St. Francis Healthcare System Obligated Group)	5.00	6/1/2032	2,200,000	2,434,398
Cape Girardeau County Industrial Development Authority, Revenue Bonds, Refunding (St. Francis Healthcare System Obligated Group)	5.00	6/1/2029	1,700,000	1,840,419
Cape Girardeau County Industrial Development Authority, Revenue Bonds, Refunding (St. Francis Healthcare System Obligated Group)	5.00	6/1/2026	1,000,000	1,039,650
Cape Girardeau County Industrial Development Authority, Revenue Bonds, Refunding (St. Francis Healthcare System Obligated Group)	5.00	6/1/2027	1,400,000	1,475,978
Cape Girardeau County Industrial Development Authority, Revenue Bonds, Refunding (St. Francis Healthcare System Obligated Group)	5.00	6/1/2028	1,655,000	1,769,297
Kansas Industrial Development Authority, Revenue Bonds (Kansas City International Airport)	4.00	3/1/2035	2,000,000	2,034,857

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments - 100.3% (continued)
Missouri - 1.7% (continued)
Kansas Industrial Development Authority, Revenue Bonds (Kansas City International Airport)	4.00	3/1/2034	3,500,000	3,581,275
Ladue School District, GO	2.00	3/1/2032	5,000,000	4,303,066
The Missouri Health & Educational Facilities Authority, Revenue Bonds (The Washington University) Ser. B	3.92	2/15/2033	9,100,000	[e] 9,100,000
				32,077,087
Montana - .2%
Montana Board of Housing, Revenue Bonds, Ser. A2	3.50	6/1/2044	1,370,000	1,353,365
Montana Facility Finance Authority, Revenue Bonds, Refunding (Billings Clinic Obligated Group) Ser. 2022A	5.00	8/15/2027	500,000	538,133
Montana Facility Finance Authority, Revenue Bonds, Refunding (Billings Clinic Obligated Group) Ser. 2022A	5.00	8/15/2029	1,200,000	1,334,969
				3,226,467
Nebraska - .4%
Central Plains Energy, Revenue Bonds, Refunding (Central Plains Energy Project)	4.00	8/1/2025	5,000,000	[a] 5,007,013
Nebraska Investment Finance Authority, Revenue Bonds (Insured; GNMA, FNMA, FHLMC) Ser. C	5.50	9/1/2053	2,500,000	2,641,637
				7,648,650
Nevada - 1.4%
Clark County, Revenue Bonds	5.00	7/1/2040	10,000,000	11,124,711
Clark County Water Reclamation District, GO, Refunding	3.00	7/1/2031	2,520,000	2,393,731
Las Vegas Valley Water District, GO, Refunding, Ser. C	4.00	6/1/2036	6,295,000	6,559,738
Nevada, GO, Refunding, Ser. A	3.00	5/1/2035	4,755,000	4,503,939
Nevada Housing Division, Revenue Bonds (Insured; GNMA, FNMA, FHLMC) Ser. A	4.00	4/1/2049	1,895,000	1,874,605
				26,456,724
New Jersey - 4.7%
Fair Lawn, GO	2.00	9/1/2032	1,580,000	1,346,339
Fair Lawn, GO	2.00	9/1/2031	1,315,000	1,144,154
Fair Lawn, GO	2.00	9/1/2029	2,215,000	1,986,458
Morris County, GO	2.00	2/1/2031	4,315,000	3,786,373

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments - 100.3% (continued)
New Jersey - 4.7% (continued)
New Jersey, GO (COVID-19 Emergency Bonds) Ser. A	3.00	6/1/2032	5,000,000	4,724,848
New Jersey Economic Development Authority, Revenue Bonds, Ser. QQQ	4.00	6/15/2034	1,000,000	1,023,190
New Jersey Economic Development Authority, Revenue Bonds, Ser. QQQ	5.00	6/15/2029	1,000,000	1,091,653
New Jersey Economic Development Authority, Revenue Bonds, Ser. QQQ	5.00	6/15/2033	2,185,000	2,416,181
New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Refunding (Trinitas Regional Medical Center Obligated Group)	5.00	7/1/2026	1,000,000	1,053,777
New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Refunding (Trinitas Regional Medical Center Obligated Group)	5.00	7/1/2024	1,000,000	1,016,210
New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Refunding (Trinitas Regional Medical Center Obligated Group)	5.00	7/1/2025	1,060,000	1,095,904
New Jersey Transportation Trust Fund Authority, Revenue Bonds	5.00	6/15/2031	1,725,000	1,858,866
New Jersey Transportation Trust Fund Authority, Revenue Bonds (Insured; National Public Finance Guarantee Corp.) Ser. A	5.75	6/15/2025	4,245,000	4,419,442
New Jersey Transportation Trust Fund Authority, Revenue Bonds, Refunding	5.00	12/15/2028	5,000,000	5,422,944
New Jersey Transportation Trust Fund Authority, Revenue Bonds, Refunding, Ser. AA	5.00	6/15/2035	2,000,000	2,209,151
New Jersey Transportation Trust Fund Authority, Revenue Bonds, Refunding, Ser. AA	5.00	6/15/2034	2,500,000	2,789,325
New Jersey Transportation Trust Fund Authority, Revenue Bonds, Refunding, Ser. AA	5.00	6/15/2036	2,500,000	2,730,135
New Jersey Transportation Trust Fund Authority, Revenue Bonds, Ser. AA	5.00	6/15/2035	1,000,000	1,089,480

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 100.3% (continued)
New Jersey - 4.7% (continued)
New Jersey Transportation Trust Fund Authority, Revenue Bonds, Ser. AA	5.00	6/15/2036	3,000,000		3,236,541
New Jersey Transportation Trust Fund Authority, Revenue Bonds, Ser. AA	5.00	6/15/2037	1,500,000		1,604,153
New Jersey Transportation Trust Fund Authority, Revenue Bonds, Ser. AA	5.00	6/15/2044	10,050,000		10,053,610
Perth Amboy, GO, Refunding (Insured; Build America Mutual) Ser. B	5.00	3/15/2028	1,500,000		1,643,752
Sussex County, GO, Refunding	2.00	6/15/2030	1,945,000		1,726,511
Sussex County, GO, Refunding	2.00	6/15/2029	1,945,000		1,749,349
Tobacco Settlement Financing Corp., Revenue Bonds, Refunding, Ser. A	5.00	6/1/2034	8,000,000		8,511,826
Tobacco Settlement Financing Corp., Revenue Bonds, Refunding, Ser. A	5.00	6/1/2033	12,000,000		12,806,284
Tobacco Settlement Financing Corp., Revenue Bonds, Refunding, Ser. A	5.00	6/1/2032	6,000,000		6,419,146
				88,955,602
New Mexico - .1%
New Mexico Mortgage Finance Authority, Revenue Bonds (Insured; GNMA, FNMA, FHLMC) Ser. A	3.00	3/1/2053	1,920,000		1,829,893
New York - 18.8%
Metropolitan Transportation Authority, Revenue Bonds (Green Bond) Ser. A	5.00	11/15/2035	10,000,000		10,680,459
Metropolitan Transportation Authority, Revenue Bonds, Refunding (Green Bond) (Insured; Assured Guaranty Municipal Corp.) Ser. C	5.00	11/15/2038	8,445,000		9,009,988
Metropolitan Transportation Authority, Revenue Bonds, Refunding (Green Bond) Ser. A2	5.00	5/15/2024	10,000,000	[a]	10,091,572
Metropolitan Transportation Authority, Revenue Bonds, Refunding (Green Bond) Ser. B	5.00	11/15/2027	2,365,000		2,489,069
Metropolitan Transportation Authority, Revenue Bonds, Refunding (Green Bond) Ser. B1	5.00	11/15/2036	5,000,000		5,261,529
Metropolitan Transportation Authority, Revenue Bonds, Refunding (Green Bond) Ser. B2	5.25	11/15/2033	10,285,000		11,281,360

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 100.3% (continued)
New York - 18.8% (continued)
Metropolitan Transportation Authority, Revenue Bonds, Refunding (Green Bond) Ser. C1	5.00	11/15/2034	2,500,000		2,640,008
Metropolitan Transportation Authority, Revenue Bonds, Refunding (Green Bond) Ser. C1	5.00	11/15/2026	10,185,000		10,601,811
Metropolitan Transportation Authority, Revenue Bonds, Refunding, Ser. C1	5.25	11/15/2031	7,400,000		7,629,181
Metropolitan Transportation Authority, Revenue Bonds, Refunding, Ser. D	5.00	11/15/2037	1,580,000		1,642,523
Metropolitan Transportation Authority, Revenue Bonds, Refunding, Ser. D	5.00	11/15/2031	10,000,000		10,333,828
Metropolitan Transportation Authority Hudson Rail Yards Trust Obligation, Revenue Bonds, Refunding, Ser. A	5.00	11/15/2051	5,000,000		4,999,797
New York City, GO (LOC; U.S. Bank NA) Ser. L4	3.95	4/1/2038	6,000,000	[e]	6,000,000
New York City, GO, Ser. B4	4.00	10/1/2046	5,820,000	[e]	5,820,000
New York City, GO, Ser. D1	4.00	3/1/2042	1,500,000		1,476,250
New York City, GO, Ser. E1	5.00	4/1/2037	5,000,000		5,657,484
New York City, GO, Ser. E1	5.00	4/1/2036	5,000,000		5,734,989
New York City, GO, Ser. F1	3.00	3/1/2035	3,000,000		2,799,792
New York City Housing Development Corp., Revenue Bonds	2.15	11/1/2028	1,290,000		1,181,154
New York City Housing Development Corp., Revenue Bonds, Ser. A1	3.38	11/15/2029	3,000,000		2,962,544
New York City Housing Development Corp., Revenue Bonds, Ser. B2	5.25	7/3/2023	10,000,000	[b]	10,013,968
New York City Industrial Development Agency, Revenue Bonds, Refunding (Yankee Stadium Project) (Insured; Assured Guaranty Municipal Corp.)	5.00	3/1/2029	2,000,000		2,170,015
New York City Industrial Development Agency, Revenue Bonds, Refunding (Yankee Stadium Project) (Insured; Assured Guaranty Municipal Corp.)	5.00	3/1/2028	1,350,000		1,444,670

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 100.3% (continued)
New York - 18.8% (continued)
New York City Municipal Water Finance Authority, Revenue Bonds (LOC; Citibank NA) Ser. F2	3.95	6/15/2035	8,600,000	[e]	8,600,000
New York City Municipal Water Finance Authority, Revenue Bonds, Refunding, Ser. DD	4.50	6/15/2039	1,000,000		1,006,060
New York City Municipal Water Finance Authority, Revenue Bonds, Refunding, Ser. DD-3A	3.95	6/15/2043	3,500,000	[e]	3,500,000
New York City Transitional Finance Authority, Revenue Bonds	5.25	8/1/2037	10,000,000		10,901,260
New York City Transitional Finance Authority, Revenue Bonds (LOC; Sumitomo Mitsui Banking) Ser. C5	3.50	11/1/2041	1,000,000	[e]	1,000,000
New York City Transitional Finance Authority, Revenue Bonds, Ser. B5	3.95	8/1/2042	3,400,000	[e]	3,400,000
New York City Transitional Finance Authority, Revenue Bonds, Ser. E1	5.00	2/1/2037	5,000,000		5,193,750
New York City Transitional Finance Authority, Revenue Bonds, Ser. F1	5.00	2/1/2044	8,145,000		8,925,437
New York Liberty Development Corp., Revenue Bonds, Refunding (Class 1-3 World Trade Center Project)	5.00	11/15/2044	15,400,000	[f]	15,121,334
New York Liberty Development Corp., Revenue Bonds, Refunding (Class 2-3 World Trade Center Project)	5.15	11/15/2034	3,500,000	[f]	3,507,660
New York Liberty Development Corp., Revenue Bonds, Refunding (Green Bond) Ser. A	1.45	11/15/2029	5,000,000		4,254,493
New York Liberty Development Corp., Revenue Bonds, Refunding, Ser. 1WTC	3.00	2/15/2042	5,000,000		3,951,298
New York State Dormitory Authority, Revenue Bonds (Insured; Assured Guaranty Municipal Corp.)	5.00	10/1/2037	5,000,000	[g]	5,507,565
New York State Dormitory Authority, Revenue Bonds, Refunding, Ser. A	4.00	3/15/2034	7,500,000		7,997,431
New York State Dormitory Authority, Revenue Bonds, Refunding, Ser. A	4.00	3/15/2038	5,000,000		5,043,366
New York State Dormitory Authority, Revenue Bonds, Refunding, Ser. A	4.00	3/15/2039	4,900,000		4,917,321
New York State Dormitory Authority, Revenue Bonds, Ser. A	5.00	3/15/2038	8,815,000		9,295,862

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments - 100.3% (continued)
New York - 18.8% (continued)
New York State Mortgage Agency, Revenue Bonds, Refunding, Ser. 189	3.25	4/1/2025	1,000,000	989,298
New York State Mortgage Agency, Revenue Bonds, Refunding, Ser. 220	2.40	10/1/2034	10,545,000	8,922,552
New York State Mortgage Agency, Revenue Bonds, Ser. 223	2.65	10/1/2034	7,020,000	6,097,573
New York State Thruway Authority, Revenue Bonds, Refunding, Ser. A	5.00	3/15/2046	3,405,000	3,695,799
New York Transportation Development Corp., Revenue Bonds (Delta Air Lines)	5.00	1/1/2024	20,000,000	20,080,014
New York Transportation Development Corp., Revenue Bonds (LaGuardia Airport Terminal B Redevelopment Project) Ser. A	5.00	7/1/2041	2,000,000	1,988,488
New York Transportation Development Corp., Revenue Bonds (LaGuardia Airport Terminal B Redevelopment Project) Ser. A	5.00	7/1/2046	2,500,000	2,434,971
Port Authority of New York & New Jersey, Revenue Bonds, Refunding, Ser. 207	5.00	9/15/2024	10,000,000	10,149,480
Port Authority of New York & New Jersey, Revenue Bonds, Refunding, Ser. 23	5.00	8/1/2041	730,000	803,238
Port Authority of New York & New Jersey, Revenue Bonds, Refunding, Ser. 23	5.00	8/1/2042	700,000	766,189
Port Authority of New York & New Jersey, Revenue Bonds, Refunding, Ser. 23	5.00	8/1/2040	1,000,000	1,105,589
Port Authority of New York & New Jersey, Revenue Bonds, Refunding, Ser. 23	5.00	8/1/2038	700,000	782,888
Port Authority of New York & New Jersey, Revenue Bonds, Refunding, Ser. 23	5.00	8/1/2039	840,000	934,106
Port Authority of New York & New Jersey, Revenue Bonds, Refunding, Ser. 234	5.25	8/1/2047	5,000,000	5,404,192
St. Lawrence County Industrial Development Agency, Revenue Bonds, Refunding (Clarkson University Project)	5.00	9/1/2032	595,000	634,436

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 100.3% (continued)
New York - 18.8% (continued)
Triborough Bridge & Tunnel Authority, Revenue Bonds, Refunding	4.00	11/15/2031	2,525,000		2,740,847
Triborough Bridge & Tunnel Authority, Revenue Bonds, Refunding	4.00	11/15/2037	1,150,000		1,159,034
Triborough Bridge & Tunnel Authority, Revenue Bonds, Refunding	4.00	11/15/2034	1,170,000		1,251,500
Triborough Bridge & Tunnel Authority, Revenue Bonds, Refunding	4.00	11/15/2032	2,500,000		2,726,273
Triborough Bridge & Tunnel Authority, Revenue Bonds, Refunding	5.00	11/15/2030	3,000,000		3,449,887
Triborough Bridge & Tunnel Authority, Revenue Bonds, Refunding	5.00	11/15/2036	1,500,000		1,709,624
Triborough Bridge & Tunnel Authority, Revenue Bonds, Refunding	5.00	11/15/2035	2,000,000		2,320,622
Triborough Bridge & Tunnel Authority, Revenue Bonds, Refunding	5.00	11/15/2037	1,500,000		1,692,567
Triborough Bridge & Tunnel Authority, Revenue Bonds, Refunding (Green Bond) Ser. A	4.00	11/15/2037	4,980,000		5,060,254
Triborough Bridge & Tunnel Authority, Revenue Bonds, Refunding (Green Bond) Ser. A	4.00	11/15/2035	5,000,000		5,258,274
Triborough Bridge & Tunnel Authority, Revenue Bonds, Refunding (LOC; U.S. Bank NA) Ser. 2005B-4C	3.95	1/1/2031	2,300,000	[e]	2,300,000
Triborough Bridge & Tunnel Authority, Revenue Bonds, Refunding, Ser. A	0.00	11/15/2029	10,000,000	[c]	7,941,822
Triborough Bridge & Tunnel Authority, Revenue Bonds, Refunding, Ser. C2	3.00	5/15/2033	4,800,000		4,727,285
Triborough Bridge & Tunnel Authority, Revenue Bonds, Ser. C1A	5.00	5/15/2040	3,480,000		3,823,166
Troy Capital Resource Corp., Revenue Bonds, Refunding (Rensselaer Polytechnic Institute)	5.00	9/1/2031	1,625,000		1,786,173
TSASC, Revenue Bonds, Refunding, Ser. A	5.00	6/1/2023	5,000,000		5,000,000

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 100.3% (continued)
New York - 18.8% (continued)
Webster Central School District, GO, Refunding (Insured; State Aid Withholding)	2.00	6/15/2030	1,180,000		1,069,282
				352,850,251
North Carolina - .2%
North Carolina Turnpike Authority, Revenue Bonds, Refunding (Insured; Assured Guaranty Municipal Corp.)	5.00	1/1/2033	3,400,000		3,683,333
Ohio - 1.7%
Allen County Hospital Facilities, Revenue Bonds (LOC; Bank of Montreal) Ser. C	3.98	6/1/2034	2,600,000	[e]	2,600,000
Cuyahoga County, Revenue Bonds (Ballpark Imp Project) Ser. A	4.00	1/1/2037	4,185,000		4,246,978
Miami University, Revenue Bonds, Refunding, Ser. A	5.00	9/1/2034	1,000,000		1,149,727
Montgomery County, Revenue Bonds, Refunding (Kettering Health Network Obligated Group)	4.00	8/1/2037	695,000		685,014
Montgomery County, Revenue Bonds, Refunding (Kettering Health Network Obligated Group)	5.00	8/1/2036	500,000		531,933
Ohio Air Quality Development Authority, Revenue Bonds	2.60	10/1/2029	2,500,000	[a]	2,173,282
Ohio Higher Educational Facility Commission, Revenue Bonds, Refunding (John Carroll University)	4.00	10/1/2042	3,205,000		2,818,024
Ohio Higher Educational Facility Commission, Revenue Bonds, Refunding (John Carroll University)	4.00	10/1/2037	4,835,000		4,472,508
Ohio Housing Finance Agency, Revenue Bonds (Insured; GNMA, FNMA, FHLMC) Ser. A	4.50	3/1/2047	835,000		835,335
Ohio Housing Finance Agency, Revenue Bonds, Refunding (Insured; GNMA, FNMA, FHLMC) Ser. D	4.00	3/1/2047	1,590,000		1,575,529
The University of Akron, Revenue Bonds, Refunding, Ser. A	5.00	1/1/2033	5,000,000		5,096,403
Wadsworth School District, GO	3.00	12/1/2045	2,040,000		1,632,465
Wadsworth School District, GO	4.00	12/1/2056	1,500,000		1,413,854
Warrensville Heights School District, GO, Refunding (Insured; Build America Mutual)	5.00	12/1/2044	600,000		608,103

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 100.3% (continued)
Ohio - 1.7% (continued)
Warrensville Heights School District, GO, Refunding (Insured; Build America Mutual)	5.00	12/1/2024	1,440,000	[b]	1,476,725
				31,315,880
Oklahoma - .3%
Oklahoma, GO	2.00	3/1/2029	5,190,000		4,689,259
Oregon - 1.7%
Oregon, GO, Refunding	3.92	6/1/2041	2,400,000	[e]	2,400,000
Oregon Housing & Community Services Department, Revenue Bonds, Ser. A	4.00	1/1/2047	1,270,000		1,262,780
Portland Sewer System, Revenue Bonds, Ser. A	4.50	5/1/2037	13,635,000		13,841,668
Portland Sewer System, Revenue Bonds, Ser. A	4.50	5/1/2033	11,435,000		11,805,525
Salem Hospital Facility Authority, Revenue Bonds, Refunding (Salem Health Project) Ser. A	5.00	5/15/2038	2,095,000		2,198,258
				31,508,231
Pennsylvania - 5.7%
Allegheny County Higher Education Building Authority, Revenue Bonds, Refunding (Duquesne University of the Holy Spirit) Ser. 20	5.00	3/1/2029	1,005,000		1,089,886
Chester County Health & Education Facilities Authority, Revenue Bonds, Refunding (Main Line Health System Obligated Group) Ser. A	4.00	10/1/2037	2,105,000		2,074,279
Commonwealth Financing Authority, Revenue Bonds	5.00	6/1/2031	3,500,000		3,750,844
Commonwealth Financing Authority, Revenue Bonds	5.00	6/1/2030	4,000,000		4,300,990
Delaware County Industrial Development Authority, Revenue Bonds, Refunding (United Parcel Service)	4.05	9/1/2045	4,700,000	[e]	4,700,000
Delaware Valley Regional Finance Authority, Revenue Bonds, Ser. A	2.00	10/1/2029	1,000,000		879,208
Geisinger Authority, Revenue Bonds, Refunding (Geisinger Health System Obligated Group)	5.00	2/15/2027	5,010,000	[a]	5,197,092
Geisinger Authority, Revenue Bonds, Refunding (Geisinger Health System Obligated Group)	5.00	4/1/2030	5,000,000	[a]	5,397,021

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 100.3% (continued)
Pennsylvania - 5.7% (continued)
Lancaster County Hospital Authority, Revenue Bonds, Refunding (Masonic Homes Project) (LOC; JPMorgan Chase Bank NA) Ser. D	3.95	7/1/2034	900,000	[e]	900,000
Montgomery County Higher Education & Health Authority, Revenue Bonds, Refunding (Thomas Jefferson University Project)	4.00	9/1/2034	1,155,000		1,154,784
Pennsylvania, GO	3.00	5/15/2035	3,000,000		2,844,699
Pennsylvania, GO	3.00	5/15/2034	5,280,000		4,995,319
Pennsylvania, GO	3.50	3/1/2031	5,000,000		5,065,292
Pennsylvania Economic Development Financing Authority, Revenue Bonds, Refunding, Ser. A	4.00	11/15/2036	3,750,000		3,746,857
Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, Refunding (Drexel University) (Insured; Assured Guaranty Municipal Corp.) Ser. A	5.00	5/1/2030	1,795,000		1,993,498
Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, Refunding, Ser. AV1	4.00	6/15/2032	1,355,000		1,389,645
Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, Refunding, Ser. AV1	4.00	6/15/2031	2,505,000		2,586,274
Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, Ser. AT1	5.00	6/15/2029	5,000,000		5,240,915
Pennsylvania Housing Finance Agency, Revenue Bonds, Refunding, Ser. 122	3.65	10/1/2032	4,690,000		4,618,004
Pennsylvania Housing Finance Agency, Revenue Bonds, Refunding, Ser. 122	4.00	10/1/2046	785,000		779,395
Pennsylvania Housing Finance Agency, Revenue Bonds, Ser. 118B	3.80	10/1/2035	3,000,000		2,896,938
Pennsylvania Turnpike Commission, Revenue Bonds, Refunding	5.00	12/1/2038	10,000,000		10,500,555
Pennsylvania Turnpike Commission, Revenue Bonds, Refunding (Insured; Assured Guaranty Municipal Corp.) Ser. B2	5.00	6/1/2033	5,000,000		5,336,188
Pennsylvania Turnpike Commission, Revenue Bonds, Refunding, Ser. B	5.00	6/1/2029	7,925,000		8,335,891
Philadelphia Airport, Revenue Bonds, Refunding, Ser. B	5.00	7/1/2025	1,125,000		1,148,998

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments - 100.3% (continued)
Pennsylvania - 5.7% (continued)
Philadelphia Industrial Development Authority, Revenue Bonds, Refunding (St. Joseph's University)	5.00	11/1/2029	1,000,000	1,078,081
Philadelphia Industrial Development Authority, Revenue Bonds, Refunding (St. Joseph's University)	5.00	11/1/2028	1,000,000	1,066,085
Philadelphia Industrial Development Authority, Revenue Bonds, Refunding (St. Joseph's University)	5.00	11/1/2025	850,000	874,069
State Public School Building Authority, Revenue Bonds, Refunding (The Philadelphia School District) (Insured; Assured Guaranty Municipal Corp.) Ser. A	5.00	6/1/2031	5,000,000	5,252,011
The Pennsylvania University, Revenue Bonds, Ser. A	5.00	9/1/2042	5,000,000	5,251,129
The Philadelphia School District, GO (Insured; State Aid Withholding) Ser. A	5.00	9/1/2027	500,000	533,461
The Philadelphia School District, GO (Insured; State Aid Withholding) Ser. A	5.00	9/1/2026	500,000	525,079
The Philadelphia School District, GO (Insured; State Aid Withholding) Ser. A	5.00	9/1/2024	600,000	609,828
The Philadelphia School District, GO (Insured; State Aid Withholding) Ser. A	5.00	9/1/2025	500,000	516,095
West Mifflin School District, GO, Refunding (Insured; Assured Guaranty Municipal Corp.)	5.00	4/1/2028	1,000,000	1,053,938
				107,682,348
Rhode Island - 1.6%
Rhode Island, GO, Ser. A	5.00	8/1/2038	14,075,000	15,906,704
Rhode Island Health & Educational Building Corp., Revenue Bonds (Providence College)	5.00	11/1/2047	2,045,000	2,095,908
Rhode Island Health & Educational Building Corp., Revenue Bonds, Refunding (Providence College) Ser. B	5.00	11/1/2032	405,000	456,231
Rhode Island Health & Educational Building Corp., Revenue Bonds, Refunding (Providence College) Ser. B	5.00	11/1/2033	435,000	488,135

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 100.3% (continued)
Rhode Island - 1.6% (continued)
Rhode Island Housing & Mortgage Finance Corp., Revenue Bonds (Insured; Government National Mortgage Association) Ser. 70	4.00	10/1/2049	3,130,000		3,096,569
Rhode Island Housing & Mortgage Finance Corp., Revenue Bonds, Ser. 76A	3.00	10/1/2051	6,860,000		6,537,373
Rhode Island Housing & Mortgage Finance Corp., Revenue Bonds, Ser. 76A	5.00	10/1/2026	300,000		315,503
Rhode Island Housing & Mortgage Finance Corp., Revenue Bonds, Ser. 76A	5.00	4/1/2029	535,000		583,915
Rhode Island Housing & Mortgage Finance Corp., Revenue Bonds, Ser. 76A	5.00	4/1/2027	500,000		531,428
Rhode Island Housing & Mortgage Finance Corp., Revenue Bonds, Ser. 76A	5.00	10/1/2028	525,000		570,976
				30,582,742
South Carolina - 1.1%
Patriots Energy Group Financing Agency, Revenue Bonds, Ser. A	4.00	2/1/2024	5,000,000	[a]	5,006,588
South Carolina Public Service Authority, Revenue Bonds, Ser. A	4.00	12/1/2037	2,750,000		2,688,819
South Carolina Public Service Authority, Revenue Bonds, Ser. A	5.00	12/1/2033	3,750,000		4,112,013
Spartanburg Regional Health Services District, Revenue Bonds, Refunding	5.00	4/15/2032	1,340,000		1,482,272
Spartanburg Regional Health Services District, Revenue Bonds, Refunding	5.00	4/15/2033	1,400,000		1,541,688
Spartanburg Regional Health Services District, Revenue Bonds, Refunding	5.00	4/15/2031	2,245,000		2,470,298
Spartanburg Regional Health Services District, Revenue Bonds, Refunding	5.00	4/15/2029	1,705,000		1,843,191
Spartanburg Regional Health Services District, Revenue Bonds, Refunding	5.00	4/15/2030	2,140,000		2,336,520
				21,481,389
South Dakota - .1%
Educational Enhancement Funding Corp., Revenue Bonds, Refunding, Ser. B	5.00	6/1/2023	500,000	[b]	500,000

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 100.3% (continued)
South Dakota - .1% (continued)
Educational Enhancement Funding Corp., Revenue Bonds, Refunding, Ser. B	5.00	6/1/2023	1,800,000	[b]	1,800,000
				2,300,000
Tennessee - 2.6%
Clarksville Public Building Authority, Revenue Bonds (LOC; Bank of America NA)	4.02	2/1/2038	7,000,000	[e]	7,000,000
Montgomery County Public Building Authority, Revenue Bonds (LOC; Bank of America NA)	4.00	2/1/2036	6,900,000	[e]	6,900,000
Nashville & Davidson County Health & Educational Metropolitan Government, Revenue Bonds (Vanderbilt University Medical Center Obligated Group)	5.00	7/1/2031	5,000,000		5,475,038
Nashville & Davidson County Metropolitan Government, GO, Refunding	2.50	1/1/2029	5,000,000		4,703,590
Nashville & Davidson County Metropolitan Government, GO, Ser. B	4.00	1/1/2031	10,000,000		10,723,011
Tennessee Housing Development Agency, Revenue Bonds, Ser. 1B	3.50	1/1/2047	680,000		670,537
Tennessee Housing Development Agency, Revenue Bonds, Ser. 2B	4.00	1/1/2042	655,000		648,593
The Metropolitan Nashville Airport Authority, Revenue Bonds, Ser. B	5.00	7/1/2026	1,900,000		1,964,879
The Metropolitan Nashville Airport Authority, Revenue Bonds, Ser. B	5.00	7/1/2027	1,800,000		1,886,854
The Metropolitan Nashville Airport Authority, Revenue Bonds, Ser. B	5.00	7/1/2039	6,000,000		6,315,147
The Metropolitan Nashville Airport Authority, Revenue Bonds, Ser. B	5.00	7/1/2028	2,870,000		3,039,032
				49,326,681
Texas - 10.1%
Alief Independent School District, GO (Insured; Permanent School Fund Guarantee Program)	4.00	2/15/2040	3,445,000		3,454,889
Alief Independent School District, GO (Insured; Permanent School Fund Guarantee Program)	4.00	2/15/2039	3,605,000		3,636,883
Arlington, Special Tax Bonds, Refunding (Insured; Assured Guaranty Municipal Corp.)	5.00	2/15/2034	4,180,000		4,287,670
Austin Airport System, Revenue Bonds, Refunding	5.00	11/15/2025	5,000,000		5,131,586

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments - 100.3% (continued)
Texas - 10.1% (continued)
Bexar County, Revenue Bonds, Refunding (Tax Exempt Venue Project)	5.00	8/15/2027	1,110,000	1,167,771
Central Texas Regional Mobility Authority, BAN, Ser. F	5.00	1/1/2025	3,500,000	3,541,420
Clifton Higher Education Finance Corp., Revenue Bonds (IDEA Public Schools)	5.00	8/15/2023	295,000	295,500
Clifton Higher Education Finance Corp., Revenue Bonds (IDEA Public Schools) (Insured; Permanent School Fund Guarantee Program)	5.00	8/15/2028	1,210,000	1,303,470
Clifton Higher Education Finance Corp., Revenue Bonds (IDEA Public Schools) (Insured; Permanent School Fund Guarantee Program) Ser. T	4.00	8/15/2035	1,100,000	1,124,736
Clifton Higher Education Finance Corp., Revenue Bonds (IDEA Public Schools) (Insured; Permanent School Fund Guarantee Program) Ser. T	4.00	8/15/2033	2,220,000	2,300,661
Dallas Hotel Occupancy, Revenue Bonds, Refunding	4.00	8/15/2036	1,000,000	982,683
Dallas Hotel Occupancy, Revenue Bonds, Refunding	4.00	8/15/2038	2,000,000	1,902,101
Dallas Hotel Occupancy, Revenue Bonds, Refunding	4.00	8/15/2028	2,220,000	2,244,136
Dallas Hotel Occupancy, Revenue Bonds, Refunding	4.00	8/15/2035	2,000,000	1,996,310
Dallas Hotel Occupancy, Revenue Bonds, Refunding (Insured; Assured Guaranty Municipal Corp.)	4.00	8/15/2038	1,000,000	979,644
Danbury Higher Education Authority, Revenue Bonds, Ser. A	4.00	8/15/2049	1,500,000	1,161,884
Danbury Higher Education Authority, Revenue Bonds, Ser. A	4.75	8/15/2034	1,000,000	991,500
Fort Bend Grand Parkway Toll Road Authority, Revenue Bonds, Refunding (Insured; County Guaranteed) Ser. A	3.00	3/1/2036	4,330,000	3,996,658
Fort Bend Grand Parkway Toll Road Authority, Revenue Bonds, Refunding (Insured; County Guaranteed) Ser. A	3.00	3/1/2035	4,310,000	4,073,793

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 100.3% (continued)
Texas - 10.1% (continued)
Harris County Cultural Education Facilities Finance Corp., Revenue Bonds (Memorial Hermann Health System Obligated Group)	5.00	12/1/2026	10,795,000	[a]	11,339,092
Harris County Cultural Education Facilities Finance Corp., Revenue Bonds, Refunding (Texas Children's Hospital Obligated Group)	5.00	10/1/2031	5,000,000	[a]	5,683,719
Hidalgo County Regional Mobility Authority, Revenue Bonds, Ser. A	4.00	12/1/2037	1,545,000		1,429,393
Hidalgo County Regional Mobility Authority, Revenue Bonds, Ser. A	4.00	12/1/2038	1,855,000		1,706,368
Hidalgo County Regional Mobility Authority, Revenue Bonds, Ser. A	5.00	12/1/2034	500,000		522,063
Hidalgo County Regional Mobility Authority, Revenue Bonds, Ser. A	5.00	12/1/2035	700,000		724,203
Hidalgo County Regional Mobility Authority, Revenue Bonds, Ser. A	5.00	12/1/2036	1,000,000		1,025,662
Hidalgo County Regional Mobility Authority, Revenue Bonds, Ser. A	5.00	12/1/2033	500,000		526,104
Hidalgo County Regional Mobility Authority, Revenue Bonds, Ser. A	5.00	12/1/2029	250,000		262,436
Hidalgo County Regional Mobility Authority, Revenue Bonds, Ser. A	5.00	12/1/2028	100,000		104,323
Hidalgo County Regional Mobility Authority, Revenue Bonds, Ser. A	5.00	12/1/2030	500,000		528,347
Hidalgo County Regional Mobility Authority, Revenue Bonds, Ser. A	5.00	12/1/2032	300,000		317,194
Hidalgo County Regional Mobility Authority, Revenue Bonds, Ser. A	5.00	12/1/2031	485,000		513,909
Houston, GO, Refunding, Ser. A	3.00	3/1/2037	2,305,000		1,998,351
Houston, GO, Refunding, Ser. A	3.00	3/1/2036	1,500,000		1,337,667
Houston Airport System, Revenue Bonds, Refunding, Ser. A	4.00	7/1/2036	2,000,000		1,967,444
Houston Airport System, Revenue Bonds, Refunding, Ser. A	4.00	7/1/2035	1,145,000		1,137,695
Houston Airport System, Revenue Bonds, Refunding, Ser. A	5.00	7/1/2033	1,225,000		1,326,656
Houston Community College System, GO, Refunding	4.00	2/15/2036	5,000,000		5,067,070
Houston Hotel Occupancy, Revenue Bonds, Refunding	5.00	9/1/2028	1,350,000		1,462,053
Houston Hotel Occupancy, Revenue Bonds, Refunding	5.00	9/1/2027	1,720,000		1,835,104
Houston Hotel Occupancy, Revenue Bonds, Refunding	5.00	9/1/2026	1,750,000		1,842,737

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 100.3% (continued)
Texas - 10.1% (continued)
Houston Hotel Occupancy, Revenue Bonds, Refunding, Ser. B	4.50	11/15/2038	16,540,000		16,761,227
North Texas Tollway Authority, Revenue Bonds, Refunding (Insured; Assured Guaranty Municipal Corp.) Ser. B	4.00	1/1/2034	5,015,000		5,074,863
North Texas Tollway Authority, Revenue Bonds, Refunding, Ser. A	5.00	1/1/2030	3,000,000		3,076,404
North Texas Tollway Authority, Revenue Bonds, Refunding, Ser. A	5.00	1/1/2030	8,650,000		9,060,793
North Texas Tollway Authority, Revenue Bonds, Refunding, Ser. B	5.00	1/1/2030	1,750,000		1,833,108
North Texas Tollway Authority, Revenue Bonds, Refunding, Ser. B	5.00	1/1/2031	1,875,000		1,962,215
San Antonio Texas Electric & Gas Systems, Revenue Bonds, Refunding	4.00	2/1/2030	5,740,000		5,822,719
Southwest Higher Education Authority, Revenue Bonds, Refunding (Southern Methodist University)	5.00	10/1/2029	5,000,000		5,284,262
Southwest Higher Education Authority, Revenue Bonds, Refunding (Southern Methodist University)	5.00	10/1/2028	4,500,000		4,758,756
Tarrant County Cultural Education Facilities Finance Corp., Revenue Bonds (CHRISTUS Health Obligated Group) Ser. A	5.00	7/1/2032	2,750,000	[a]	3,060,109
Tarrant County Cultural Education Facilities Finance Corp., Revenue Bonds (Methodist Hospitals of Dallas Obligated Group)	5.00	10/1/2037	1,475,000		1,601,398
Texarkana Independent School District, GO (Insured; Permanent School Fund Guarantee Program)	5.00	2/15/2036	1,400,000		1,616,820
Texarkana Independent School District, GO (Insured; Permanent School Fund Guarantee Program)	5.00	2/15/2035	1,520,000		1,771,420
Texarkana Independent School District, GO (Insured; Permanent School Fund Guarantee Program)	5.00	2/15/2034	2,500,000		2,944,216
Texas, GO, Ser. A	3.90	6/1/2044	1,000,000	[e]	1,000,000
Texas, GO, Ser. A	3.90	6/1/2043	600,000	[e]	600,000
Texas, GO, Ser. B	3.90	12/1/2043	2,400,000	[e]	2,400,000
Texas Municipal Gas Acquisition & Supply Corp. III, Revenue Bonds, Refunding	5.00	12/15/2026	1,150,000		1,164,721

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 100.3% (continued)
Texas - 10.1% (continued)
Texas Private Activity Bond Surface Transportation Corp., Revenue Bonds, Refunding (LBJ Infrastructure Group)	4.00	12/31/2035	1,250,000		1,209,107
Texas Private Activity Bond Surface Transportation Corp., Revenue Bonds, Refunding (LBJ Infrastructure Group)	4.00	6/30/2035	1,330,000		1,295,483
Texas Private Activity Bond Surface Transportation Corp., Revenue Bonds, Refunding (LBJ Infrastructure Group)	4.00	12/31/2033	1,215,000		1,199,391
Texas Private Activity Bond Surface Transportation Corp., Revenue Bonds, Refunding (LBJ Infrastructure Group)	4.00	6/30/2033	2,750,000		2,721,027
Texas Private Activity Bond Surface Transportation Corp., Revenue Bonds, Refunding (LBJ Infrastructure Group)	4.00	12/31/2034	1,500,000		1,469,462
Texas Private Activity Bond Surface Transportation Corp., Revenue Bonds, Refunding (LBJ Infrastructure Group)	4.00	6/30/2034	1,500,000		1,478,776
Texas Water Development Board, Revenue Bonds	4.50	10/15/2037	5,700,000		6,103,636
Texas Water Development Board, Revenue Bonds	5.00	8/1/2031	9,575,000		11,042,155
University of Houston, Revenue Bonds, Refunding, Ser. A	5.00	2/15/2033	5,000,000		5,235,505
				188,778,458
U.S. Related - .4%
Antonio B Won Pat International Airport Authority, Revenue Bonds, Refunding (Insured; Assured Guaranty Municipal Corp.) Ser. B	5.50	10/1/2023	1,000,000	[b]	1,006,713
Guam, Revenue Bonds, Refunding, Ser. A	5.00	12/1/2029	2,000,000		2,055,308
Guam, Revenue Bonds, Refunding, Ser. A	5.00	12/1/2028	2,000,000		2,054,973
Puerto Rico, GO, Ser. A	0.00	7/1/2024	6,607	[c]	6,298
Puerto Rico, GO, Ser. A	0.00	7/1/2033	25,549	[c]	15,009
Puerto Rico, GO, Ser. A1	4.00	7/1/2037	15,316		13,330
Puerto Rico, GO, Ser. A1	4.00	7/1/2035	17,845		15,986
Puerto Rico, GO, Ser. A1	4.00	7/1/2046	21,657		17,511
Puerto Rico, GO, Ser. A1	4.00	7/1/2041	20,824		17,442
Puerto Rico, GO, Ser. A1	4.00	7/1/2033	19,853		18,266
Puerto Rico, GO, Ser. A1	5.25	7/1/2023	11,086		11,098

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 100.3% (continued)
U.S. Related - .4% (continued)
Puerto Rico, GO, Ser. A1	5.38	7/1/2025	22,111		22,592
Puerto Rico, GO, Ser. A1	5.63	7/1/2027	21,911		22,927
Puerto Rico, GO, Ser. A1	5.63	7/1/2029	21,555		22,867
Puerto Rico, GO, Ser. A1	5.75	7/1/2031	20,936		22,589
Puerto Rico, Notes	0.01	11/1/2043	130,816	[e]	63,936
Puerto Rico Electric Power Authority, Revenue Bonds, Refunding, Ser. ZZ	5.25	7/1/2018	2,500,000	[h]	1,756,250
				7,143,095
Utah - .7%
Salt Lake City, Revenue Bonds, Ser. A	5.00	7/1/2031	2,400,000		2,511,670
Salt Lake City, Revenue Bonds, Ser. A	5.00	7/1/2030	2,000,000		2,092,824
Salt Lake City, Revenue Bonds, Ser. A	5.00	7/1/2029	2,500,000		2,617,038
The Utah University, Revenue Bonds, Ser. B	5.00	8/1/2036	5,065,000		5,808,880
Vineyard Redevelopment Agency, Tax Allocation Bonds, Refunding (Geneva Urban Renewal Project) (Insured; Assured Guaranty Municipal Corp.)	5.00	5/1/2030	215,000		241,183
Vineyard Redevelopment Agency, Tax Allocation Bonds, Refunding (Geneva Urban Renewal Project) (Insured; Assured Guaranty Municipal Corp.)	5.00	5/1/2031	235,000		266,511
Vineyard Redevelopment Agency, Tax Allocation Bonds, Refunding (Geneva Urban Renewal Project) (Insured; Assured Guaranty Municipal Corp.)	5.00	5/1/2028	225,000		244,549
Vineyard Redevelopment Agency, Tax Allocation Bonds, Refunding (Geneva Urban Renewal Project) (Insured; Assured Guaranty Municipal Corp.)	5.00	5/1/2029	200,000		221,426
				14,004,081
Vermont - .7%
University of Vermont & Agricultural College, Revenue Bonds, Refunding	5.00	10/1/2040	740,000		750,786
Vermont Educational & Health Buildings Financing Agency, Revenue Bonds (Landmark College Project) (LOC; TD Bank NA) Ser. A	3.96	7/1/2039	2,755,000	[e]	2,755,000

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 100.3% (continued)
Vermont - .7% (continued)
Vermont Educational & Health Buildings Financing Agency, Revenue Bonds, Refunding (University of Vermont Medical Center Obligated Group) Ser. A	5.00	12/1/2032	10,000,000		10,435,212
				13,940,998
Virginia - .2%
Virginia Port Authority Commonwealth Port Fund, Revenue Bonds, Ser. A	5.00	7/1/2041	3,000,000		3,358,127
Washington - 3.2%
Central Puget Sound Regional Transit Authority, Revenue Bonds, Refunding (Green Bond) Ser. S1	3.00	11/1/2036	10,000,000		9,123,624
Energy Northwest, Revenue Bonds, Refunding (Columbia Generating Station) Ser. A	5.00	7/1/2036	12,395,000		14,180,371
Port of Seattle, Revenue Bonds, Refunding	5.00	8/1/2028	5,000,000		5,324,351
Port of Seattle, Revenue Bonds, Refunding, Ser. C	5.00	8/1/2030	2,800,000		3,039,720
Port of Seattle, Revenue Bonds, Ser. A	5.00	5/1/2026	5,000,000		5,168,725
Washington, GO, Refunding, Ser. R	5.00	7/1/2040	6,090,000		6,857,794
Washington Health Care Facilities Authority, Revenue Bonds, Refunding	3.00	12/1/2035	445,000	[f]	392,598
Washington Health Care Facilities Authority, Revenue Bonds, Refunding	3.00	12/1/2034	435,000	[f]	392,768
Washington Health Care Facilities Authority, Revenue Bonds, Refunding	5.00	3/1/2038	4,500,000		4,575,759
Washington Health Care Facilities Authority, Revenue Bonds, Refunding (Providence St. Joseph Health Obligated Group) Ser. B	5.00	10/1/2032	2,500,000		2,605,783
Washington Health Care Facilities Authority, Revenue Bonds, Refunding (Virginia Manson Medical Center Obligated Group)	5.00	8/15/2027	2,175,000		2,264,096
Washington Health Care Facilities Authority, Revenue Bonds, Refunding (Virginia Manson Medical Center Obligated Group)	5.00	8/15/2026	2,000,000		2,057,031
Washington Health Care Facilities Authority, Revenue Bonds, Refunding (Virginia Manson Medical Center Obligated Group)	5.00	8/15/2025	1,700,000		1,728,868

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments - 100.3% (continued)
Washington - 3.2% (continued)
Washington Higher Education Facilities Authority, Revenue Bonds (Seattle University Project)	5.00	5/1/2031	790,000	865,868
Washington Higher Education Facilities Authority, Revenue Bonds (Seattle University Project)	5.00	5/1/2027	500,000	526,234
Washington Higher Education Facilities Authority, Revenue Bonds (Seattle University Project)	5.00	5/1/2032	500,000	547,564
Washington Higher Education Facilities Authority, Revenue Bonds (Seattle University Project)	5.00	5/1/2029	500,000	543,117
				60,194,271
Wisconsin - 1.0%
Wisconsin Health & Educational Facilities Authority, Revenue Bonds, Refunding (Advocate Aurora Health Obligated Group)	5.00	7/1/2027	7,750,000	[a] 8,097,191
Wisconsin Health & Educational Facilities Authority, Revenue Bonds, Refunding (Ascension Health Credit Group) Ser. A	5.00	11/15/2039	4,000,000	4,092,808
Wisconsin Health & Educational Facilities Authority, Revenue Bonds, Refunding (Medical College of Wisconsin) (LOC; U.S. Bank NA) Ser. B	3.92	12/1/2033	5,600,000	[e] 5,600,000
				17,789,999
Total Investments (cost $1,952,730,353)			100.3%	1,883,714,058
Liabilities, Less Cash and Receivables			(0.3%)	(5,750,773)
Net Assets			100.0%	1,877,963,285

GO—General Obligation

LIBOR—London Interbank Offered Rate

a These securities have a put feature; the date shown represents the put date and the bond holder can take a specific action to retain the bond after the put date.

b These securities are prerefunded; the date shown represents the prerefunded date. Bonds which are prerefunded are collateralized by U.S. Government securities which are held in escrow and are used to pay principal and interest on the municipal issue and to retire the bonds in full at the earliest refunding date.

c Security issued with a zero coupon. Income is recognized through the accretion of discount.

d Variable rate security—interest rate resets periodically and rate shown is the interest rate in effect at period end. Security description also includes the reference rate and spread if published and available.

e The Variable Rate is determined by the Remarketing Agent in its sole discretion based on prevailing market conditions and may, but need not, be established by reference to one or more financial indices.

f Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At May 31, 2023, these securities were valued at $19,414,360 or 1.03% of net assets.

g Security purchased on a when-issued or delayed basis for which the fund has not taken delivery as of May 31, 2023.

h Non-income producing—security in default.

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Futures
Description	Number of Contracts	Expiration	Notional Value ($)	Market Value ($)	Unrealized (Depreciation) ($)
Futures Short
U.S. Treasury Ultra Long Bond	33	9/20/2023	4,412,315	4,516,875	(104,560)
Ultra 10 Year U.S. Treasury Notes	311	9/20/2023	36,995,126	37,460,923	(465,797)
Gross Unrealized Depreciation				(570,357)

See notes to financial statements.

STATEMENT OF INVESTMENTS
BNY Mellon National Intermediate Municipal Bond Fund

May 31, 2023 (Unaudited)

The following is a summary of the inputs used as of May 31, 2023 in valuing the fund’s investments:

	Level 1-Unadjusted Quoted Prices	Level 2- Other Significant Observable Inputs	Level 3-Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities:†
Municipal Securities	-	1,883,714,058	-	1,883,714,058
Liabilities ($)
Other Financial Instruments:
Futures††	(570,357)	-	-	(570,357)

† See Statement of Investments for additional detailed categorizations, if any.

†† Amount shown represents unrealized appreciation (depreciation) at period end.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the SEC under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund is an investment company and applies the accounting and reporting guidance of the FASB ASC Topic 946 Financial Services-Investment Companies. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

The Trust's Board of Trustees (the "Board") has designated the Adviser as the fund’s valuation designee, effective September 8, 2022, to make all fair value determinations with respect to the fund’s portfolio investments, subject to the Board’s oversight and pursuant to Rule 2a-5 under the Act.

Investments in municipal securities are valued each business day by an independent pricing service (the “Service”) approved by the Board. Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Municipal investments (which constitute a majority of the portfolio securities) are carried at fair value as determined by the Service, based on methods which include consideration of the following: yields or prices of municipal securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. The Service is engaged under the general oversight of the Board. All of the preceding securities are generally categorized within Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For securities where observable inputs are limited, assumptions about market activity and risk are used and such securities are generally categorized within Level 3 of the fair value hierarchy.

At May 31, 2023, accumulated net unrealized depreciation on investments was $69,016,295, consisting of $10,958,613 gross unrealized appreciation and $79,974,908 gross unrealized depreciation.

At May 31, 2023, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.